Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
January 31, 2026
ISC-NPRT1-0426
1.813082.121
Common Stocks - 95.2%
	Shares	Value ($)
AUSTRALIA - 2.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Amotiv Ltd	3,326,107	19,432,369
Financials - 1.0%
Insurance - 1.0%
AUB Group Ltd	1,364,833	28,711,628
nib holdings Ltd/Australia	5,428,251	25,439,148
TOTAL FINANCIALS		54,150,776
Materials - 1.1%
Metals & Mining - 1.1%
Deterra Royalties Ltd	10,515,892	30,975,196
Imdex Ltd	12,108,786	31,957,103
TOTAL MATERIALS		62,932,299
TOTAL AUSTRALIA		136,515,444
AUSTRIA - 2.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Eurotelesites AG (c)	2,619,500	13,196,353
Telekom Austria AG	3,304,700	35,137,519
TOTAL COMMUNICATION SERVICES		48,333,872
Industrials - 0.9%
Construction & Engineering - 0.9%
Strabag SE	491,597	50,987,519
Materials - 1.1%
Construction Materials - 0.6%
Wienerberger AG	946,000	31,285,417
Containers & Packaging - 0.5%
Mayr Melnhof Karton AG	261,100	29,587,711
TOTAL MATERIALS		60,873,128
TOTAL AUSTRIA		160,194,519
BELGIUM - 0.9%
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fagron	1,520,500	39,921,492
Information Technology - 0.2%
IT Services - 0.2%
Econocom Group SA/NV	4,274,795	8,867,474
TOTAL BELGIUM		48,788,966
BRAZIL - 0.9%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Afya Ltd Class A	1,631,500	24,537,760
Health Care - 0.5%
Pharmaceuticals - 0.5%
Hypera SA	5,983,900	28,664,504
TOTAL BRAZIL		53,202,264
CANADA - 3.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B	612,800	22,353,597
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.7%
North West Co Inc/The (a)	1,092,600	39,005,094
Food Products - 0.7%
Lassonde Industries Inc Class A	248,999	40,413,307
TOTAL CONSUMER STAPLES		79,418,401
Energy - 0.2%
Energy Equipment & Services - 0.2%
Total Energy Services Inc	1,021,000	12,364,624
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Richelieu Hardware Ltd	296,500	8,866,801
Information Technology - 0.4%
Software - 0.4%
Open Text Corp (a)	789,796	20,173,396
Materials - 0.6%
Containers & Packaging - 0.6%
CCL Industries Inc Class B	564,200	34,001,580
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Genesis Land Development Corp (b)	5,135,199	12,068,180
TOTAL CANADA		189,246,579
CHINA - 4.3%
Consumer Discretionary - 0.5%
Automobile Components - 0.3%
Weifu High-Technology Group Co Ltd B Shares	8,972,271	16,687,843
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (e)	22,158,900	9,133,480
TOTAL CONSUMER DISCRETIONARY		25,821,323
Financials - 0.5%
Financial Services - 0.5%
Far East Horizon Ltd	29,572,000	29,564,051
Health Care - 1.2%
Health Care Equipment & Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co Ltd H Shares (a)	36,599,200	23,424,687
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	19,459,000	45,010,194
TOTAL HEALTH CARE		68,434,881
Industrials - 1.7%
Machinery - 1.0%
Precision Tsugami China Corp Ltd (e)	5,803,453	31,200,961
Yangzijiang Shipbuildling (Holdings) Ltd	8,365,900	21,965,338
		53,166,299
Transportation Infrastructure - 0.7%
Qingdao Port International Co Ltd H Shares (d)(e)	42,216,000	40,583,474
TOTAL INDUSTRIALS		93,749,773
Materials - 0.4%
Containers & Packaging - 0.4%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	5,863,066	24,374,093
TOTAL CHINA		241,944,121
FINLAND - 0.6%
Materials - 0.6%
Containers & Packaging - 0.6%
Huhtamaki Oyj	1,007,100	35,359,349
FRANCE - 2.3%
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA	1,923,400	40,719,053
Industrials - 0.7%
Trading Companies & Distributors - 0.7%
Thermador Groupe	404,966	37,778,081
Real Estate - 0.9%
Industrial REITs - 0.5%
ARGAN SA	352,600	27,584,992
Residential REITs - 0.4%
Altarea SCA	164,757	22,693,245
TOTAL REAL ESTATE		50,278,237
TOTAL FRANCE		128,775,371
GERMANY - 2.2%
Industrials - 1.6%
Aerospace & Defense - 0.9%
Rheinmetall AG	21,225	44,820,854
Machinery - 0.7%
JOST Werke SE (d)(e)	437,020	32,479,958
Stabilus SE	391,500	9,002,852
		41,482,810
TOTAL INDUSTRIALS		86,303,664
Information Technology - 0.6%
IT Services - 0.6%
Bechtle AG	700,000	36,376,021
TOTAL GERMANY		122,679,685
GREECE - 1.7%
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	4,000,000	19,147,860
Industrials - 1.4%
Industrial Conglomerates - 0.8%
Metlen Energy & Metals PLC	754,316	41,129,910
Transportation Infrastructure - 0.6%
Athens International Airport SA	2,612,300	35,083,229
TOTAL INDUSTRIALS		76,213,139
TOTAL GREECE		95,360,999
HONG KONG - 1.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.5%
HKT Trust & HKT Ltd unit	16,905,000	25,318,225
Media - 0.4%
Pico Far East Holdings Ltd	61,300,071	22,049,538
TOTAL COMMUNICATION SERVICES		47,367,763
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Magnificent Hotel Investment Ltd (c)	294,778,000	2,641,345
Consumer Staples - 0.5%
Food Products - 0.5%
WH Group Ltd (d)(e)	23,683,500	27,830,485
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (c)(f)	436,800	1
TOTAL HONG KONG		77,839,594
HUNGARY - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	1,497,000	50,104,286
INDIA - 2.4%
Consumer Staples - 0.2%
Food Products - 0.2%
KRBL Ltd	3,679,149	13,736,522
Financials - 1.1%
Consumer Finance - 1.1%
Shriram Finance Ltd	5,057,760	56,262,299
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Redington Ltd	12,000,000	35,524,680
Real Estate - 0.5%
Office REITs - 0.5%
Embassy Office Parks REIT	6,206,600	29,394,269
TOTAL INDIA		134,917,770
INDONESIA - 1.0%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Selamat Sempurna Tbk PT	206,988,500	21,547,358
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	209,139,000	21,761,704
Financials - 0.2%
Banks - 0.2%
Bank Syariah Indonesia Tbk PT	109,806,200	14,734,280
TOTAL INDONESIA		58,043,342
IRELAND - 0.4%
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	17,030,600	20,389,094
ISRAEL - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Bezeq The Israeli Telecommunication Corp Ltd	15,469,984	39,842,202
ITALY - 3.4%
Consumer Discretionary - 0.7%
Automobile Components - 0.4%
Pirelli & C SpA (d)(e)	2,875,800	21,632,432
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	811,200	19,923,439
TOTAL CONSUMER DISCRETIONARY		41,555,871
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
MARR SpA	985,827	10,470,208
Financials - 1.4%
Capital Markets - 0.6%
Banca Generali SpA	480,300	32,309,115
Financial Services - 0.8%
Banca Mediolanum SpA	1,045,700	24,492,925
BFF Bank SpA (c)(d)(e)	2,405,056	23,020,478
		47,513,403
TOTAL FINANCIALS		79,822,518
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	597,311	32,809,767
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Sesa SpA	265,000	28,097,833
TOTAL ITALY		192,756,197
JAPAN - 26.7%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	842,700	21,479,516
Consumer Discretionary - 2.9%
Automobile Components - 0.5%
Toyo Tire Corp	1,000,000	26,860,946
Distributors - 1.1%
Central Automotive Products Ltd	1,872,300	25,285,003
PALTAC Corp	1,173,500	36,654,814
		61,939,817
Leisure Products - 0.4%
Roland Corp	805,000	19,792,097
Specialty Retail - 0.9%
ABC-Mart Inc	1,568,500	25,099,446
ARCLANDS CORP (a)	2,294,889	28,382,124
		53,481,570
TOTAL CONSUMER DISCRETIONARY		162,074,430
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Tsuruha Holdings Inc (a)	2,103,900	33,524,279
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Itochu Enex Co Ltd	1,150,400	14,212,747
San-Ai Obbli Co Ltd	2,127,900	30,153,042
TOTAL ENERGY		44,365,789
Financials - 2.8%
Banks - 2.8%
Hachijuni Nagano Bank Ltd	3,868,900	48,123,756
Hokuhoku Financial Group Inc	1,800,200	61,650,685
Kyoto Financial Group Inc (a)	1,931,200	46,508,028
TOTAL FINANCIALS		156,282,469
Health Care - 1.2%
Health Care Providers & Services - 1.2%
As One Corp	1,997,600	29,965,291
Ship Healthcare Holdings Inc	2,389,100	39,311,470
TOTAL HEALTH CARE		69,276,761
Industrials - 9.4%
Building Products - 0.5%
Nichias Corp	600,000	30,038,770
Commercial Services & Supplies - 0.2%
Prestige International Inc	3,568,700	15,957,227
Electrical Equipment - 0.9%
Fuji Electric Co Ltd	678,000	48,146,937
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	104,600	28,731,882
Machinery - 2.8%
Ebara Corp	1,904,400	57,294,433
Kawasaki Heavy Industries Ltd	627,400	52,195,496
MINEBEA MITSUMI Inc	1,400,000	28,360,041
Namura Shipbuilding Co Ltd (a)	750,000	20,354,097
		158,204,067
Professional Services - 1.7%
BayCurrent Inc	925,100	32,524,354
Funai Soken Holdings Inc	2,624,700	18,994,986
MEITEC Group Holdings Inc	1,174,400	26,241,117
TKC Corp	660,900	17,359,515
		95,119,972
Trading Companies & Distributors - 1.8%
Inaba Denki Sangyo Co Ltd	2,845,400	47,306,890
Mitani Corp	1,362,042	20,946,368
Sojitz Corp	940,200	34,191,300
		102,444,558
Transportation Infrastructure - 1.0%
Kamigumi Co Ltd	1,534,600	53,615,806
TOTAL INDUSTRIALS		532,259,219
Information Technology - 5.8%
Electronic Equipment, Instruments & Components - 2.0%
Amano Corp	248,650	6,288,551
Dexerials Corp	2,176,700	37,813,763
Maruwa Co Ltd/Aichi	125,800	38,725,201
Yokogawa Electric Corp	900,000	29,821,659
		112,649,174
IT Services - 1.5%
Dentsu Soken Inc	1,443,000	22,713,543
NSD Co Ltd	1,606,800	33,670,538
TIS Inc	894,300	25,992,255
		82,376,336
Semiconductors & Semiconductor Equipment - 0.9%
Renesas Electronics Corp	3,074,500	51,114,967
Software - 1.4%
Justsystems Corp	634,700	19,603,683
Systena Corp	10,456,600	34,323,810
WingArc1st Inc (a)	1,196,282	25,199,530
		79,127,023
TOTAL INFORMATION TECHNOLOGY		325,267,500
Materials - 1.6%
Chemicals - 1.6%
NOF Corp	2,601,800	50,124,494
Tokyo Ohka Kogyo Co Ltd	900,000	42,319,075
TOTAL MATERIALS		92,443,569
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Starts Corp Inc	925,200	29,263,724
Utilities - 0.7%
Electric Utilities - 0.7%
Kansai Electric Power Co Inc/The	2,439,000	38,895,399
TOTAL JAPAN		1,505,132,655
KOREA (SOUTH) - 2.4%
Industrials - 0.8%
Electrical Equipment - 0.8%
Vitzrocell Co Ltd (b)	3,018,682	43,696,844
Materials - 1.6%
Chemicals - 1.6%
Hansol Chemical Co Ltd	180,000	35,051,319
Soulbrain Co Ltd	161,800	54,482,433
TOTAL MATERIALS		89,533,752
TOTAL KOREA (SOUTH)		133,230,596
MEXICO - 2.8%
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.7%
Grupo Comercial Chedraui SA de CV	5,910,400	40,573,970
Food Products - 0.7%
Gruma SAB de CV Series B	2,169,100	39,058,942
TOTAL CONSUMER STAPLES		79,632,912
Financials - 1.1%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	11,186,657	22,436,045
Insurance - 0.7%
Qualitas Controladora SAB de CV (a)	4,225,935	39,415,622
TOTAL FINANCIALS		61,851,667
Health Care - 0.3%
Pharmaceuticals - 0.3%
Genomma Lab Internacional SAB de CV (a)	18,028,861	17,269,577
TOTAL MEXICO		158,754,156
NETHERLANDS - 0.8%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Acomo NV	957,899	28,215,823
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	296,041	17,931,613
TOTAL NETHERLANDS		46,147,436
NORWAY - 1.5%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Europris ASA (d)(e)	4,658,300	42,807,700
Financials - 0.6%
Banks - 0.6%
SpareBank 1 SMN	1,547,100	31,107,465
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	2,186,000	7,853,756
TOTAL NORWAY		81,768,921
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Intercorp Financial Services Inc (United States) (e)	683,100	33,458,238
PHILIPPINES - 1.3%
Consumer Staples - 0.8%
Food Products - 0.8%
Century Pacific Food Inc	67,700,000	43,718,189
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Robinsons Land Corp	95,921,000	29,465,316
TOTAL PHILIPPINES		73,183,505
POLAND - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Allegro.eu SA (c)(d)(e)	1,600,000	13,158,458
ROMANIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Banca Transilvania SA	5,336,084	40,275,612
SAUDI ARABIA - 0.5%
Financials - 0.5%
Insurance - 0.5%
Bupa Arabia for Cooperative Insurance Co	607,600	26,729,411
SINGAPORE - 1.7%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Hour Glass Ltd/The	15,860,080	27,927,505
Industrials - 0.7%
Construction & Engineering - 0.3%
Boustead Singapore Ltd	12,550,066	19,237,976
Professional Services - 0.4%
HRnetgroup Ltd (e)	36,239,100	21,223,276
TOTAL INDUSTRIALS		40,461,252
Real Estate - 0.5%
Industrial REITs - 0.5%
Mapletree Industrial Trust	17,411,231	28,879,567
TOTAL SINGAPORE		97,268,324
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Pepkor Holdings Ltd (d)(e)	23,127,700	37,790,104
SPAIN - 2.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
CIE Automotive SA	952,800	32,526,763
Consumer Staples - 0.4%
Food Products - 0.4%
Viscofan SA	366,371	24,493,271
Industrials - 1.6%
Air Freight & Logistics - 1.1%
Logista Integral SA	1,590,000	58,086,654
Commercial Services & Supplies - 0.5%
Prosegur Comp Securidad SA	8,592,981	28,672,718
TOTAL INDUSTRIALS		86,759,372
TOTAL SPAIN		143,779,406
SWEDEN - 2.2%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Haypp Group AB (c)	1,232,700	15,720,990
Industrials - 1.0%
Machinery - 0.6%
Beijer Alma AB B Shares	1,098,000	32,604,098
Trading Companies & Distributors - 0.4%
Alligo AB B Shares	1,697,197	24,159,930
TOTAL INDUSTRIALS		56,764,028
Materials - 0.9%
Metals & Mining - 0.9%
Alleima AB	1,404,619	12,276,126
Granges AB	2,351,776	39,444,887
TOTAL MATERIALS		51,721,013
TOTAL SWEDEN		124,206,031
SWITZERLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Anhui Heli Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 11/17/2027 (c)(d)	8,014,256	25,154,986
TAIWAN - 3.6%
Communication Services - 0.6%
Entertainment - 0.6%
International Games System Co Ltd	1,398,000	31,711,326
Industrials - 0.5%
Professional Services - 0.2%
Sporton International Inc	2,419,977	13,416,631
Trading Companies & Distributors - 0.3%
Lumax International Corp Ltd	4,537,292	17,177,456
TOTAL INDUSTRIALS		30,594,087
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 2.4%
Test Research Co Ltd	6,232,000	35,538,096
Tripod Technology Corp	4,625,000	54,872,881
Yageo Corp	4,957,596	43,584,125
TOTAL INFORMATION TECHNOLOGY		133,995,102
Materials - 0.1%
Chemicals - 0.1%
Yung Chi Paint & Varnish Manufacturing Co Ltd	3,513,075	8,469,666
TOTAL TAIWAN		204,770,181
TURKEY - 0.5%
Health Care - 0.5%
Health Care Providers & Services - 0.5%
MLP Saglik Hizmetleri AS (c)(d)(e)	2,536,000	27,525,283
UNITED KINGDOM - 12.0%
Communication Services - 0.5%
Media - 0.5%
Informa PLC	2,303,933	27,742,763
Consumer Staples - 1.5%
Food Products - 1.5%
Cranswick PLC	532,100	38,298,009
Premier Foods PLC	18,855,500	48,712,143
TOTAL CONSUMER STAPLES		87,010,152
Energy - 0.8%
Energy Equipment & Services - 0.8%
Subsea 7 SA	1,726,600	44,032,289
Financials - 4.4%
Banks - 1.0%
Close Brothers Group PLC (c)	3,500,000	24,185,586
Metro Bank Holdings PLC (c)	2,432,159	4,432,956
Shawbrook Group PLC (d)(e)	4,086,000	26,166,245
		54,784,787
Capital Markets - 1.0%
ICG PLC	1,019,500	25,319,845
Rathbones Group PLC	1,121,600	33,841,047
		59,160,892
Insurance - 2.4%
Beazley PLC	2,614,200	40,529,003
Hiscox Ltd	2,520,248	51,107,976
Lancashire Holdings Ltd	2,827,100	23,829,728
Sabre Insurance Group PLC (d)(e)	9,790,000	17,414,990
		132,881,697
TOTAL FINANCIALS		246,827,376
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Convatec Group PLC (d)(e)	10,577,700	33,290,190
Industrials - 2.7%
Commercial Services & Supplies - 0.5%
Mears Group PLC (b)	5,726,314	28,795,836
Machinery - 0.7%
Bodycote PLC	2,261,171	23,066,317
Luxfer Holdings PLC	1,085,559	16,435,363
		39,501,680
Passenger Airlines - 0.3%
JET2 PLC	1,235,000	20,904,214
Trading Companies & Distributors - 1.2%
Ashtead Technology Holdings plc (a)(b)	7,342,000	40,537,328
RS GROUP PLC	2,670,653	24,484,400
		65,021,728
TOTAL INDUSTRIALS		154,223,458
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Grainger PLC	10,871,166	28,858,586
LSL Property Services PLC	4,282,135	15,527,567
Savills PLC	2,769,800	40,856,802
TOTAL REAL ESTATE		85,242,955
TOTAL UNITED KINGDOM		678,369,183
UNITED STATES - 2.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
Adtalem Global Education Inc (c)	182,400	18,887,520
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (c)	906,400	32,965,768
Industrials - 0.4%
Machinery - 0.4%
Impro Precision Industries Ltd (d)(e)	26,391,300	21,654,643
Materials - 1.0%
Construction Materials - 1.0%
GCC SAB de CV	1,468,100	15,886,495
RHI Magnesita NV	1,056,191	40,033,119
TOTAL MATERIALS		55,919,614
TOTAL UNITED STATES		129,427,545
TOTAL COMMON STOCKS (Cost $3,920,300,532)		5,366,089,813

International Equity Funds - 0.9%
	Shares	Value ($)
Vanguard FTSE All-World ex-US Small-Cap ETF (a) (Cost $51,224,208)	350,000	53,375,000

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	85,762,047	85,779,200
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	122,512,693	122,524,944
TOTAL MONEY MARKET FUNDS (Cost $208,304,144)			208,304,144

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,179,828,884)	5,627,768,957
NET OTHER ASSETS (LIABILITIES) - 0.2%	10,014,778
NET ASSETS - 100.0%	5,637,783,735

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,509,426 or 6.9% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $460,370,395 or 8.2% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $485,025.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,458,070	258,503,809	241,185,533	866,732	2,854	-	85,779,200	85,762,047	0.1%
Fidelity Securities Lending Cash Central Fund	84,002,365	228,292,026	189,769,302	215,493	(145)	-	122,524,944	122,512,693	0.4%
Total	152,460,435	486,795,835	430,954,835	1,082,225	2,709	-	208,304,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ashtead Technology Holdings plc	31,587,982	-	-	-	-	8,949,346	40,537,328	7,342,000
Genesis Land Development Corp	12,155,617	-	-	343,436	-	(87,437)	12,068,180	5,135,199
Mears Group PLC	26,705,438	-	-	-	-	2,090,398	28,795,836	5,726,314
Mincon Group Plc	7,017,828	-	8,119,587	165,262	(5,814,948)	6,916,707	-	-
Vitzrocell Co Ltd	30,852,290	-	2,665,109	-	1,192,248	14,315,781	43,696,844	3,018,682
Total	108,319,155	-	10,784,696	508,698	(4,622,700)	32,184,795	125,098,188

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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